ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Core Plus Income Fund

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/aamus.nsf/usmutualfunds/fundsliterature. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated March 1, 2010, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2009, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: ACBAX Class C: ACBCX Class R: ACBRX Institutional Class: ACBMX Institutional Service Class: ACBDX

Objective

The Aberdeen Core Plus Income Fund (the "Core Plus Income Fund" or the "Fund") seeks to maximize total return consistent with the preservation of capital and prudent investment management by investing for both current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Plus Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class – Reduction and Waiver of Class A Sales Charges" section on page 23 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" – "Waiver of Class A Sales Charges" and "Reduction of Sales Charges" section on page 87-88 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.89%	1.64%	1.14%	0.64%	0.64%
Less: Amount of Fee Limitations/Expense Reimbursements[2]	0.14%	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.75%	1.50%	1.00%	0.50%	0.50%

1  The "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund for the current fiscal year.

2  The Fund is a series of Aberdeen Funds (the "Trust") and is advised by Aberdeen Asset Management Inc. (the "Adviser"). The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.75% for Class A, 1.50% for Class C, 1.00% for Class R, 0.50% for Institutional Service Class, and 0.50% for Institutional Class at least through February 28, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2011, after which it may be terminated by the Adviser on proper prior notice to the Trust.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Core Plus Income Fund

Example

This Example is intended to help you compare the cost of investing in the Core Plus Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Core Plus Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses [and the expense limitations for one year only (if applicable)]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$498	$683
Class C shares	$253	$504
Class R shares	$102	$348
Institutional Service Class shares	$51	$191
Institutional Class shares	$51	$191

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years
Class C shares	$153	$504

Portfolio Turnover

The Core Plus Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Strategies

The Core Plus Income Fund seeks to achieve its objective by investing primarily (generally, at least 80% of its net assets) in a diversified portfolio of fixed income securities and instruments, which include, but are not limited to the following:

•  U.S. Government securities (including Treasury, agency and government sponsored enterprises),

•  foreign government and agency, supranational, and quasi government obligations,

•  residential mortgage-backed securities (MBS),

•  commercial mortgage-backed securities (CMBS),

•  asset-backed securities (ABS),

•  municipal obligations,

•  corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

•  loan participations and assignments including revolving credit facilities,

•  inflation-indexed securities,

•  non-dollar denominated securities,

•  U.S. dollar denominated securities of foreign issuers,

•  cash equivalents including commercial paper, repurchase agreements, and other short term investments,

•  private placements including securities issued under 144(a),

•  structured securities,

•  derivative instruments including futures, interest rate swaps, options and credit derivatives,

•  securities issued by government and non-government entities in emerging market countries as determined by the Adviser, and

•  currency forward contracts.

Up to 25% of total assets may be invested in securities that are rated below investment grade ("junk bonds"). Investment grade securities are those rated Baa/BBB or higher by a nationally recognized statistical rating organization ("NRSRO") including Moody's Investor Services, Inc. ("Moody's"), Standard and Poor's Rating Group ("Standard & Poor's"), or Fitch, Inc. ("Fitch"), or if unrated, determined by the Adviser to be of comparable quality. The Core Plus Income Fund may invest in securities issued by sovereign and non-sovereign entities domiciled in emerging market countries as determined by the Adviser.

Exposure to non-dollar denominated fixed income instruments is limited to 25% of the market value of the Fund. Un-hedged exposure to foreign currencies generally will not exceed 10% of the market value of the Fund. Currency forwards may be used for hedging purposes, as well as for outright active currency positions. Cross hedging is permitted. Furthermore, the net incremental aggregate sum of the currency exposures for non-hedging purposes, irrespective of whether they are long or short, cannot exceed 10% of the net assets of the Core Plus Income Fund.

Derivative instruments tied to permissible fixed income instruments are permitted for hedging and managing risk exposures. The Fund may use derivative instruments as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.

The Core Plus Income Fund may also buy or sell securities on a forward commitment basis and lend portfolio securities.

Principal Risks

The Core Plus Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Credit Risk – credit risk refers to the likelihood that the issuer of a security may default or otherwise become unable to honor a financial obligation.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Core Plus Income Fund

Interest Rate Risk – changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Plus Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk – the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk – the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

High-Yield Bonds and Other Lower-Rated Securities – the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Derivatives Risk – derivatives are speculative and may hurt the Fund's performance. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Valuation Risk – the lack of an active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Securities Lending Risk – the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested.

Liquidity Risk – the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Non-Hedging Foreign Currency Trading Risk – the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks."

Performance

Performance information is not available for the Core Plus Income Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Core Plus Income Fund's investment adviser. The Adviser has selected Aberdeen Asset Management Investment Services Limited as the subadviser to the Fund.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Core Plus Income Fund

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served Investment Adviser of Fund Since
Christopher Gagnier	Head of U.S. Fixed Income	1997

Brett Diment	Head of Emerging Market Debt	1991

Keith Bachman	Senior Portfolio Manager	2007

Neil Moriarty	Senior Portfolio Manager	2002

Purchase and Sale of Fund Shares

Each Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000 (per Fund)

To open an IRA account	$1,000 (per Fund)

Additional investments	$50 (per Fund)

To start an Automatic Asset Accumulation Plan	$1,000 (per Fund)

Additional Investments (Automatic Asset Accumulation Plan)	$50

Class R Shares
To open an account	No Minimum

Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line. If you hold shares through an authorized intermediary, you may redeem such shares through the intermediary.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.